Investment in Associates and joint ventures - Summary of Investments in Associates (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of associates and joint ventures [line items]
Profit (loss) from operating activities	$ 1,041	$ 1,066	$ 628
Exceptional Items [member]
Disclosure of associates and joint ventures [line items]
Profit (loss) from operating activities	$ 0	28	(95)
Associates [member]
Disclosure of associates and joint ventures [line items]
Obligations created for special allocation of expenses			18
Associates [member] | Exceptional Items [member]
Disclosure of associates and joint ventures [line items]
Profit (loss) from operating activities			42
Joint ventures [member] | Associates [member]
Disclosure of associates and joint ventures [line items]
Profit (loss) from operating activities		$ 18	$ (18)